Derivative Instruments - Fair Value of Derivative Instruments by Balance Sheet Location (Details) - USD ($) $ in Millions	Mar. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Derivatives, Fair Value [Line Items]
Current derivative assets	$ 55		$ 24		$ 21
Derivative assets	32		28		33
Total derivative assets	87	[1]	52	[1],[2]	54	[2]
Current derivative liabilities	(400)		(769)		(16)
Derivative liabilities	(2,157)		(3,024)		(11)
Total derivative liabilities	(2,557)	[1]	(3,793)	[1],[2]	(27)	[2]
Derivative asset (liability), net	(2,470)	[1]	(3,741)	[1],[2]	27	[2]
Derivative, collateral posted by counterparties	8
Derivative, collateral posted by us			35		7
Current derivative assets [Member]
Derivatives, Fair Value [Line Items]
Current derivative assets	55	[1]	24	[1],[2]	21	[2]
Derivative assets [Member]
Derivatives, Fair Value [Line Items]
Derivative assets	32	[1]	28	[1],[2]	33	[2]
Current derivative liabilities [Member]
Derivatives, Fair Value [Line Items]
Current derivative liabilities	(400)	[1]	(769)	[1],[2]	(16)	[2]
Derivative liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative liabilities	$ (2,157)	[1]	$ (3,024)	[1],[2]	$ (11)	[2]

[1]	Does not include collateral posted by counterparties to us of $8 million as of March 31, 2023, which is included in other current liabilities on our Balance Sheets, and collateral posted with counterparties by us of $35 million as of December 31, 2022, which is included in margin deposits in our Balance Sheets.
[2]	Does not include collateral posted with counterparties by us of $35 million and $7 million, as of December 31, 2022 and 2021, respectively, which are included in margin deposits in our Balance Sheets.